Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Financing Receivable, Impaired [Line Items]
Use of Estimates
Use of Estimates
The preparation of condensed financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed financial statements, as well as the reported amounts of revenue and expenses during the reporting period. These estimates made by management include the determination of reserves amounts for the Company’s inventories on hand, useful life of intangible assets, sales returns and allowances and certain assumptions used in the valuation of equity awards, including the estimated fair value of convertible preferred stock and convertible preferred stock warrants, the estimated fair value of common stock warrants and stock-based compensation expense. Actual results could differ from those estimates, and such estimates could be material to the Company’s financial position and the results of operations.
The novel coronavirus
(“COVID-19”)
pandemic has created significant global economic uncertainty and resulted in the slowdown of economic activity. As of the date of issuance of these condensed financial statements, the extent to which
COVID-19
may impact the future financial condition or results of operations is still uncertain. The Company is not aware of any specific event or circumstance that would require revisions to estimates, updates to judgments, or adjustments to the carrying value of assets or liabilities. These estimates may change, as new events occur and additional information is obtained, and will be recognized in the financial statements as soon as they become known. Actual results could differ from those estimates and any such differences may be material to the condensed financial statements.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. These estimates made by management include the determination of reserves amounts for the Company’s inventories on hand, useful life of intangible assets, sales returns and allowances and certain assumptions used in the valuation of equity awards, including the estimated fair value of convertible preferred stock and convertible preferred stock warrants, the estimated fair value of common stock warrants and stock-based compensation expense. Actual results could differ from those estimates, and such estimates could be material to the Company’s financial position and the results of operations.
The novel coronavirus
(“COVID-19”)
pandemic has created significant global economic uncertainty and resulted in the slowdown of economic activity. As of the date of issuance of these financial statements, the extent to which
COVID-19
may impact the future financial condition or results of operations is still uncertain. The Company is not aware of any specific event or circumstance that would require revisions to estimates, updates to judgments, or adjustments to the carrying value of assets or liabilities. These estimates may change, as new events occur and additional information is obtained, and will be recognized in the financial statements as soon as they become known. Actual results could differ from those estimates and any such differences may be material to the financial statements.

Concentration of Credit Risk
Concentration of Risks
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains the majority of its cash and cash equivalents in accounts with one financial institution within the United States, generally in the form of demand accounts. Deposits in this institution may exceed federally insured limits. Management believes minimal credit risk exists with respect to these financial institutions and the Company has not experienced any losses on such amounts.
The Company depends on a limited number of vendors to supply products sold by the Company. For the three months ended March 31, 2021 and 2022, the Company’s top five suppliers combined represented approximately 50% of the Company’s total inventory purchases.

Concentration of Risks
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains the majority of its cash and cash equivalents in accounts with one financial institution within the United States, generally in the form of demand accounts. Deposits in this institution may exceed federally insured limits. Management believes minimal credit risk exists with respect to these financial institutions and the Company has not experienced any losses on such amounts.
The Company depends on a limited number of vendors to supply products sold by the Company. For the years ended December 31, 2019, 2020 and 2021, the Company’s top five suppliers combined represented more than 50% of the Company’s total inventory purchases.

Fair Value Measurements
Fair Value Measurements
The Company measures certain financial assets and liabilities at fair value on a recurring basis. The Company determines fair value based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants, as determined by either the principal market or the most advantageous market. Inputs used in the valuation techniques to derive fair values are classified based on a three-level hierarchy. These levels are:
Level
 1
– Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;
Level
 2
– Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and
Level
 3
– Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.
Financial instruments consist of cash equivalents, accounts payable, accrued liabilities, debt and convertible preferred stock warrant liability. Cash equivalents and convertible preferred stock warrant liability are stated at fair value on a recurring basis. Accounts payable and accrued liabilities are stated at their carrying value, which approximates fair value due to the short period time to the expected receipt or payment. The carrying amount of the Company’s outstanding debt approximates the fair value as the debt bears interest at a rate that approximates prevailing market rate.
The Company classifies its cash equivalents within Level 1. Level 3 instruments consist of the convertible preferred stock warrant liability, which is included in other long-term liabilities in the balance sheets.

Net Income (Loss) Per Ordinary Share
Net Loss Per Share Attributable to Common Stockholders
The Company follows
the two-class
method when computing net loss per common share when shares are issued that meet the definition of participating securities. The two-class
method determines net loss per common share for each class of common stock and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class
method requires income available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed.
The Company’s participating securities include the Company’s convertible preferred stock, as the holders are entitled to receive noncumulative dividends on a pari passu basis in the event that a dividend is paid on common stock. The Company also considers any shares issued on the early exercise of stock options subject to repurchase to be participating securities because holders of such shares have non-forfeitable
dividend rights in the event a dividend is paid on common stock. The holders of convertible preferred stock, as well as the holders of early exercised shares subject to repurchase, do not have a contractual obligation to share in losses.
Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, adjusted for outstanding shares that are subject to repurchase.
Diluted net loss per share is computed by giving effect to all potentially dilutive securities outstanding for the period using the treasury stock method or the if-converted
method based on the nature of such securities. For periods in which the Company reports net losses, diluted net loss per common share attributable to common stockholders is the same as basic net loss per common share attributable to common stockholders, because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method, whereby deferred tax assets and liabilities are determined based on the difference between the financial statement and income tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company recognizes the benefits of tax-return
positions in the financial statements when they are more likely than not to be sustained by the taxing authority, based on the technical merits at the reporting date. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments, and which may not accurately forecast actual outcomes. The Company recognizes interest and penalties related to unrecognized tax benefits, if any, as income tax expense.

Recent Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In August 2018, the FASB issued ASU
2018-15
,
 Intangibles – Goodwill and Other –
Internal-Use
Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract
, which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software (and hosting arrangements that include an
internal-use
software license). The provisions may be adopted prospectively or retrospectively. The guidance is effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The Company adopted this standard as of January 1, 2021 using the prospective method and it did not have a material impact on its condensed financial statements.

Basis of Presentation and Liquidity
Basis of Presentation and Liquidity
The unaudited interim condensed financial statements (“condensed financial statements”) have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and the requirements for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by GAAP can be condensed or omitted. These condensed financial statements have been prepared on the same basis as the audited financial statements and in the opinion of management, reflect all adjustments, consisting of only normal recurring adjustments, necessary for the fair presentation of the Company’s financial information. These unaudited condensed financial statements should be read in conjunction with the Company’s audited financial statements and the notes thereto for the year ended December 31, 2021.
The accompanying condensed financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business. Since its inception through March 31, 2022, the Company has funded its operations principally through convertible preferred stock and contingently redeemable convertible common stock financings with gross proceeds totaling $478.3 million and $27.5 million, respectively. The Company has historically incurred losses and negative cash flows from operations. As of March 31, 2022, the Company had an accumulated deficit of $537.5 million and cash and cash equivalents of $74.4 million. During the three months ended March 31, 2022, the Company incurred a net loss of $47.4 million and had negative cash flows from operating activities of $29.5 million. Although the Company raised $27.5 million pursuant to the Backstop Subscription Agreement on March 31, 2022, based on the Company’s current operating plan, including investment in advertising and other strategic incentives planned for future growth, the Company has projected continued operating losses and negative cash flows from operations that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date that these financial statements are issued.
To achieve profitability over the longer term, the Company will need to leverage economies of scale in sourcing their products, generating brand awareness, acquiring customers, creating operating leverage over headcount and other overhead, and fulfilling orders. Failure to secure additional funding may require the Company to modify, delay, or abandon some of its planned future expansions, or to otherwise enact operating cost reductions available to management, which could have a material adverse effect on the Company’s business, operating results, financial condition, and ability to achieve its intended business objectives.
The Company’s plan is to seek additional funding through the completion of the Mergers with VGAC II Merger Sub I and VGAC II Merger Sub II, per the terms of a definitive merger agreement entered into on March 31, 2022. At this time, the Company is focused on completing the Mergers with VGAC II Merger Sub I and VGAC II Merger Sub II, which is subject to approval of the shareholders of both companies, regulatory approval from the Securities and Exchange Commission and other customary closing conditions and is limited in its efforts to raise additional capital from secondary sources. If the Company is unable to complete the Mergers with VGAC II Merger Sub I and VGAC II Merger Sub II, the Company would have to pursue a secondary course of action to seek additional capital through other debt and equity financings.
There can be no assurances that the Company will be able complete the Mergers or that in the event that the Mergers does not take place, that the Company will be able to secure alternate forms of financing at terms that are acceptable to management if at all. In that event, the Company might be forced to limit many of its business plans.
Based on the factors described above, and after considering management’s plans, there is still substantial doubt about the Company’s ability to continue as a going concern within one year from the date that these financial statements are issued.

Basis of Presentation and Liquidity
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business. Since the Company’s inception through December 31, 2021, the Company has funded its operations principally through convertible preferred stock financings with gross proceeds totaling $478.3 million. The Company has historically incurred losses and negative cash flows from operations. As of December 31, 2021, the Company had an accumulated deficit of $490.1 million and cash and cash equivalents of $78.4 million. During the year ended December 31, 2021, the Company incurred a net loss of $135.9 million and had negative cash flows from operating activities of $127.1 million. Based on the Company’s current operating plan, including investment in advertising and other strategic incentives planned for future growth, the Company has projected continued operating losses and negative cash flows from operations that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date that these financial statements are issued.
To achieve profitability over the longer term, the Company will need to leverage economies of scale in sourcing their products, generating brand awareness, acquiring customers, creating operating leverage over headcount and other overhead, and fulfilling orders. Failure to secure additional funding may require the Company to modify, delay, or abandon some of its planned future expansions, or to otherwise enact operating cost reductions available to management, which could have a material adverse effect on the Company’s business, operating results, financial condition, and ability to achieve its intended business objectives.
The Company’s plan is to seek additional funding through the completion of a reverse merger with VGAC II, per the terms of a definitive merger agreement entered into on December 7, 2021. At this time, the Company is focused on completing the reverse merger with VGAC II, which is subject to approval of the shareholders of both companies, regulatory approval from the Securities and Exchange Commission and other customary closing conditions and is limited in its efforts to raise additional capital from secondary sources. If the Company is unable to complete the reverse merger with VGAC II, the Company would have to pursue a secondary course of action to seek additional capital through other debt and equity financings.
There can be no assurances that the Company will be able complete the reverse merger or that in the event that the reverse merger does not take place, that the Company will be able to secure alternate forms of financing at terms that are acceptable to management if at all. In that event, the Company might be forced to limit many of its business plans.
Based on the factors described above, and after considering management’s plans, there is still substantial doubt about the Company’s ability to continue as a going concern within one year from the date that these financial statements are issued.

Comprehensive Loss	Comprehensive Loss Comprehensive loss represents all changes in stockholders’ deficit. The Company’s net loss was equal to its comprehensive loss for all periods presented.	Comprehensive Loss Comprehensive loss represents all changes in stockholders’ deficit. The Company’s net loss was equal to its comprehensive loss for the years ended December 31, 2019, 2020 and 2021.
Segments
Segments
The Company’s chief operating decision maker, who is its Chief Executive Officer, manages the Company’s operations as a single segment for the purposes of assessing performance and making operating decisions. All long-lived assets are located in the United States and all revenue is attributed customers based in the United States. For the years ended December 31, 2019, 2020 and 2021, no individual customer represented more than 10% of total revenue.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash consists primarily of demand deposit bank accounts including amounts in transit from banks for customer credit card transactions. The Company considers all highly liquid investments with an original maturity from date of purchase of three months or less, or that are readily convertible into known amounts of cash, to be cash equivalents. As of December 31, 2020 and 2021, cash equivalents are comprised of money market funds.

Inventory

Inventory
Inventory is recorded at the lower of weighted average cost and net realizable value. The cost of inventory consists of merchandise costs, net of vendor allowances, and in-bound
freight. Inventory valuation requires the Company to make judgments, based on currently available information, about the likely method of disposition, such as through sales to individual customers or liquidations, and expected recoverable values of each disposition category.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is recorded on a straight-line basis over the estimated useful lives of the respective assets. The estimated useful lives of the Company’s assets are as follows:

Computer equipment	3 - 5 years
Furniture and fixtures	5 years
Machinery and warehouse equipment	7 - 10 years
Leasehold improvements	Shorter of 10 years or lease term
Maintenance and repairs are charged to expense as incurred, and improvements and betterments are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation and amortization are removed from the balance sheet and any resulting gain or loss is reflected in the statement of operations in the period realized.
The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets held and used is measured by comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated from the use of the asset and its eventual disposition. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount exceeds the fair value of the impaired assets. Assets to be disposed of are reported at the lower of their carrying amount or fair value less cost to sell. The Company has not recorded impairments of long-lived assets for the years ended December 31, 2019, and 2020. For the year ended December 31, 2021, impairments on long-lived assets were not significant.

Capitalized Software Development Costs
Capitalized Software Development Costs
The Company capitalizes qualifying internally developed software costs that are incurred during the application development stage. Costs related to preliminary project activities and post-implementation activities are expensed as incurred. Once an application has reached the development stage, management has authorized and committed to the funding of the software project, it is probable the project will be completed and the software will be used to perform the function intended, internal and external costs, if direct and incremental, are capitalized until the application is substantially complete and ready for its intended use. Capitalized software development costs are amortized on a straight-line basis to product development expense over the estimated useful life, which is generally three to four years.

Leases
Leases
The Company adopted the Accounting Standard Update (“ASU”)
2016-02,
Leases, and additional ASUs issued to clarify and update the guidance in ASU
2016-02
(collectively, “ASC 842”), as of January 1, 2020.

The Company determines if an arrangement is or contains a lease at inception. An arrangement is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. If a lease is identified, classification is determined at lease commencement. Operating lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. As the implicit rate in the Company’s lease is generally unknown, the Company estimates its incremental borrowing rate to discount lease payments. The incremental borrowing rate reflects the interest rate that the Company would have to pay to borrow on a collateralized basis an amount equal to the lease payments in a similar economic environment over a similar term. Operating lease right-of-use
(“ROU”) assets are based on the corresponding lease liability adjusted for any lease payments made at or before commencement, initial direct costs, and lease incentives. Certain leases also include options to renew or terminate the lease at the election of the Company. The Company evaluates these options at lease inception and on an ongoing basis. Renewal and termination options that the Company is reasonably certain to exercise are included when classifying leases and measuring lease liabilities. Operating lease expense is recognized on a straight-line basis over the lease term. The Company has lease agreements with lease and non-lease
components, which are accounted for as a single lease component. Lease payments for short-term leases with a term of twelve months or less are expensed on a straight-line basis over the lease term. The Company elected to not record operating lease right-of-use
assets or operating lease liabilities for leases with an initial term of 12 months or less. Operating leases are included in operating lease right-of-use
assets, operating lease liabilities, current, and operating lease liabilities, non-current
on the Company’s balance sheet.
Prior to the adoption of ASC 842, the Company recorded rent expense for operating leases on a straight-line basis over the noncancelable lease term and recorded the difference between the rent paid and the recognition of rent expense as a deferred rent asset or liability. Rent escalation, rent abatement, or other concessions, such as rent holidays, and landlord or tenant incentives or allowances, were recorded as deferred rent and amortized over the remaining lease term.

Convertible Preferred Stock Warrant Liability
Convertible Preferred Stock Warrant Liability
The Company issued convertible preferred stock warrants in connection with the issuance of debt. Such warrants are recorded as other long-term liabilities on the balance sheet at their estimated fair value because the underlying shares of convertible preferred stock are contingently redeemable and, therefore, may obligate the Company to transfer assets at some point in the future. The fair value of the preferred stock warrant liability is determined using the Black-Scholes option pricing model, which involve inherent uncertainties and the application of management’s judgment. The warrants are subject to remeasurement at each balance sheet date until the earlier of the expiration or exercise of the warrants, and the change in fair value, if any, is included in other expense (income), net.

Revenue Recognition
Revenue Recognition
The Company primarily generates revenue from the sale of both third-party and Grove Brands products through its DTC platform. Customers purchase products through the website or mobile application through a combination of directly selecting items from the catalog, items that are suggested by the Company’s recurring shipment recommendation engine, and features that appear in marketing on-site,
in emails and on the Company’s mobile application. Most customers purchase a combination of products recommended by the Company based on previous purchases and new products discovered through marketing or catalog browsing. Customers can have orders auto-shipped to them on a specified date or shipped immediately through an option available on the website and mobile application. In order to reduce the environmental impact of each shipment, the Company has a minimum total sales order value threshold policy which is required to be met before the order qualifies for shipment. Payment is collected upon finalizing the order. The products are subsequently packaged and shipped to fill the order. Customers can customize future purchases by selecting products they want to receive on a specified cadence or by selecting products for immediate shipment.
The Company also offers a VIP membership to its customers for an annual fee which includes the rights to free shipping, free gifts and early access to exclusive sales, all of which are available at the customers’ option, should they elect to make future purchases of the Company’s products within their annual VIP membership benefit period. Many customers receive a free
60-day
VIP membership for trial purposes, typically upon their first qualifying order. After the expiration of this free trial VIP membership period, customers will be charged their annual VIP membership fee, which automatically renews annually, until cancelled. The customer is alerted before any VIP membership renews.
In accordance with Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”), the Company recognizes revenue when the customer obtains control of promised goods, in an amount that reflects the consideration that it expects to receive in exchange for those goods. To determine revenue recognition for arrangements that the Company determines are within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration, if any, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that it will collect the consideration to which it is entitled in exchange for the goods it transfers to a customer.
A contract with a customer exists when the customer submits an order online for the Company’s products. Under this arrangement, there is one performance obligation which is the obligation for the Company to fulfill the order. Product revenue is recognized when control of the goods is transferred to the customer, which occurs upon the Company’s delivery to a third-party carrier.
The VIP membership provides customers with a suite of benefits that are only accessible to them at their option, upon making a future qualifying order of the Company’s products. The VIP membership includes free shipping, a select number of free products and early access to exclusive sales. Under ASC 606, sales arrangements that include rights to additional goods or services that are exercisable at a customer’s discretion are generally considered options; therefore, the Company must assess whether these options provide a material right to the customer and if so, they are considered a performance obligation. The Company concluded that its VIP membership benefits include two material rights, one related to the future discount (i.e., free shipping) on the price of the customer’s qualifying order(s) over the membership period and the second one relating to a certain number of free products provided at pre-set
intervals within the VIP membership benefit period, that will only ship with a customer’s next qualifying order (i.e., bundled).
At inception of the VIP membership benefit period, the Company allocates the VIP membership fee to each of the two material rights using a relative standalone selling price basis. Generally, standalone selling prices are determined based on the observable price of the good or service when sold separately to non-VIP
customers and the estimated number of shipments and free products per benefit period. The Company also considers the likelihood of redemption when determining the standalone selling price for free products and then recognize these allocated amounts upon the shipment of a qualifying customer order. To date, customers buying patterns closely approximate a ratable revenue attribution method over the customers VIP Membership period.
The Company deducts discounts, sales tax, customer service credits and estimated refunds to arrive at net revenue. Sales tax collected from customers is not considered revenue and is included in accrued liabilities until remitted to the taxing authorities. The Company has made the policy election to account for shipping and handling as activities to fulfill the promise to transfer the good. Shipping, handling and packaging expenses are recognized upon shipment and classified within selling, general and administrative expenses. Discounts are recorded as a reduction to revenue when revenue is recognized. The Company records a refund reserve based on historical refund patterns. As of December 31, 2021 and March 31, 2022 the refund reserve, which is included in accrued liabilities in the Condensed Balance Sheets, was $0.1 million.
Disaggregation of Revenue
The following table sets forth revenue by product type (in thousands):

	Three Months Ended March 31,
	2021	2022
Revenue, net:
Grove Brands	$52,285	$46,796
Third-party products	49,935	43,683

Total revenue, net	$102,220	$90,479

Contractual Liabilities
The Company has three types of contractual liabilities from transactions with customers: (i) cash collections for products which have not yet shipped, which are included in deferred revenue and are recognized as revenue upon the Company’s delivery to a third-party carrier, (ii) cash collections of VIP membership fees, which are included in deferred revenue and (iii) customer service credits, which are included in other current liabilities and are recognized as a reduction in revenue when provided to the customer. Contractual liabilities included in deferred revenue and other current liabilities were $11.3 million and $0.3 million, respectively, as of December 31, 2021 and $11.4 million and $0.4 million, respectively, as of March 31, 2022. The contractual liabilities included in deferred revenue are generally recognized as revenue within twelve months from the end of each reporting period. Revenue recognized during the three months ended March 31, 2022 that was previously included in deferred revenue and other current liabilities as of December 31, 2021 was $6.0 million and $0.2 million, respectively.

Revenue Recognition
The Company primarily generates revenue from the sale of both third-party and Grove Brands products through its DTC platform. Customers purchase products through the website or mobile application through a combination of directly selecting items from the catalog, items that are suggested by the Company’s recurring shipment recommendation engine, and features that appear in marketing on-site,
in emails and on the Company’s mobile application. Most customers purchase a combination of products recommended by the Company based on previous purchases and new products discovered through marketing or catalog browsing. Customers can have orders auto-shipped to them on a specified date or shipped immediately through an option available on the website and mobile application. In order to reduce the environmental impact of each shipment, the Company has a minimum total sales order value threshold policy which is required to be met before the order qualifies for shipment. Payment is collected upon finalizing the order. The products are subsequently packaged and shipped to fill the order. Customers can customize future purchases by selecting products they want to receive on a specified cadence or by selecting products for immediate shipment.
The Company also offers a VIP membership to its customers for an annual fee which includes the rights to free shipping, free gifts and early access to exclusive sales, all of which are available at the customers’ option, should they elect to make future purchases of the Company’s products within their annual VIP membership benefit period. Many customers receive a free
60-day
VIP membership for trial purposes, typically upon their first qualifying order. After the expiration of this free trial VIP membership period, customers will be charged their annual VIP membership fee, which automatically renews annually, until cancelled. The customer is alerted before any VIP membership renews.
In accordance with Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”), the Company recognizes revenue when the customer obtains control of promised goods, in an amount that reflects the consideration that it expects to receive in exchange for those goods. To determine revenue recognition for arrangements that the Company determines are within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration, if any, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that it will collect the consideration to which it is entitled in exchange for the goods it transfers to a customer.
A contract with a customer exists when the customer submits an order online for the Company’s products. Under this arrangement, there is one performance obligation which is the obligation for the Company to fulfill the order. Product revenue is recognized when control of the goods is transferred to the customer, which occurs upon the Company’s delivery to a third-party carrier.
The VIP membership provides customers with a suite of benefits that are only accessible to them at their option, upon making a future qualifying order of the Company’s products. The VIP membership includes free shipping, a select number of free products, and early access to exclusive sales. Under ASC 606, sales arrangements that include rights to additional goods or services that are exercisable at a customer’s discretion are generally considered options; therefore the Company must assess whether these options provide a material right to the customer and if so, they are considered a performance obligation. The Company concluded that its VIP membership benefits include two material rights, one related to the future discount (i.e. free shipping) on the price of the customer’s qualifying order(s) over the membership period and the second one relating to a certain number of free products provided at pre-set
intervals within the VIP membership benefit period, that will only ship with a customer’s next qualifying order (i.e. bundled).
At inception of the VIP membership benefit period, the Company allocates the VIP membership fee to each of the two material rights using a relative standalone selling price basis. Generally, standalone selling prices are determined based on the observable price of the good or service when sold separately to non-VIP
customers and the estimated number of shipments and free products per benefit period. The Company also considers the likelihood of redemption when determining the standalone selling price for free products and then recognize these allocated amounts upon the shipment of a qualifying customer order. To date, customers buying patterns closely approximate a ratable revenue attribution method over the customers VIP Membership period.
The Company deducts discounts, sales tax, customer service credits and estimated refunds to arrive at net revenue. Sales tax collected from customers is not considered revenue and is included in accrued liabilities until remitted to the taxing authorities. The Company has made the policy election to account for shipping and handling as activities to fulfill the promise to transfer the good. Shipping, handling and packaging expenses are recognized upon shipment and classified within selling, general and administrative expenses. Discounts are recorded as a reduction to revenue when revenue is recognized. The Company records a refund reserve based on historical refund patterns. As of December 31, 2020 and 2021, the refund reserve, which is included in accrued liabilities in the balance sheets, was $0.2 million and $0.1 million, respectively.
Disaggregation of Revenue
The following table sets forth revenue by product type (in thousands):

	Year Ended December 31,
	2019	2020	2021
Revenue, net:
Grove Brands	$86,717	$164,372	$187,055
Third-party products	146,399	199,899	196,630

Total revenue, net	$233,116	$364,271	$383,685

Contractual Liabilities
The Company has three types of contractual liabilities from transactions with customers: (i) cash collections for products which have not yet shipped, which are included in deferred revenue and are recognized as revenue upon the Company’s delivery to a third-party carrier, (ii) cash collections of VIP membership fees, which are included in deferred revenue and (iii) customer service credits, which are included in other current liabilities and are recognized as a reduction in revenue when provided to the customer. Contractual liabilities included in deferred revenue and other current liabilities were $11.1 million and $0.5 million, respectively, as of December 31, 2020 and $11.3 million and $0.3 million, respectively, as of December 31, 2021. The contractual liabilities included in deferred revenue are generally recognized as revenue within twelve months from the end of each reporting period.

Customer Referral Credits
Customer Referral Credits
The Company has a customer referral program under which credits are issued for future purchases to customers when the referral results in the generation of a new customer order. The Company records a liability at the time of issuing the credit and reduce the liability upon application of the credit to a customer’s purchase. The liability for customer referral credits was $0.1 million as of December 31, 2021 and March 31, 2022 and is included within other current liabilities in the Condensed Balance Sheets.

Customer Referral Credits
The Company has a customer referral program under which credits are issued for future purchases to customers when the referral results in the generation of a new customer order. The Company records a liability at the time of issuing the credit and reduce the liability upon application of the credit to a customer’s purchase. The liability for customer referral credits was $0.1 million as of December 31, 2020 and 2021 and is included within other current liabilities in the balance sheets.

Cost of Goods Sold
Cost of Goods Sold
Cost of goods sold consists of the product costs of merchandise, inbound freight costs, vendor allowances, costs associated with inventory shrinkage, damages and inventory write-offs and changes to the Company’s inventory reserves.
Vendor Allowances
The Company receives discounts and other product related reimbursements from certain vendors through a variety of programs intended to offset the purchase prices of inventory and for the promotion and selling of that vendor’s inventory. Discounts and other reimbursements are recorded as a reduction in the cost of the associated inventory purchased.

Advertising Expenses
Advertising Expenses
Advertising expenses, other than production costs, are expensed as incurred and consist primarily of the customer acquisition costs associated with online advertising, as well as advertising on television, direct mail campaigns and other media. Costs associated with the production of advertising are expensed when the first advertisement is shown.

Product Development Expenses
Product Development Expenses
Product development expenses relate to the product and packaging innovation in the Company’s Grove Brands products and costs related to the ongoing support and maintenance of the Company’s proprietary technology, including the Company’s website and mobile device application, as well as amortization of capitalized internally developed software. Product development expenses consist primarily of personnel-related expenses, including salaries, bonuses, benefits and stock-based compensation expense. Product development costs also include allocated facilities, equipment, depreciation and overhead costs.

Selling, General and Administrative Expenses
Selling, General and Administrative Expenses
Selling, general and administrative expenses consist primarily of compensation and benefit costs for personnel involved in general corporate functions, including stock-based compensation expense, and certain fulfillment costs, as further outlined below. Selling, general and administrative expenses also include the allocated facilities, equipment, depreciation and overhead costs, marketing costs including qualified cost of credits issued through the Company’s referral program, costs associated with the Company’s customer service operation and costs of environmental offsets.
Fulfillment Costs
Fulfillment costs represent those costs incurred in operating and staffing the Company’s fulfillment centers, including costs attributable to receiving, inspecting and warehousing inventories, picking, packaging and preparing customer orders for shipment (“Fulfillment Labor”), shipping and handling expenses, packaging materials costs and payment processing and related transaction costs. These costs are included within selling, general and administrative expenses in the statements of operations. For the years ended December 31, 2019, 2020 and 2021, the Company recorded fulfillment costs of $91.5 million, $96.9 million and $95.5 million, respectively, which included $48.7 million, $57.3 million and $56.1 million in shipping and handling expenses and $29.9 million, $24.9 million and $24.5 million in Fulfillment Labor, respectively. The Company’s gross profit may not be comparable to other retailers or distributors.

Stock-Based Compensation
Stock-Based Compensation
The Company recognizes the cost of share-based awards granted to employees and non-employees
based on the estimated grant-date fair value of the awards.
For stock option awards with service-only vesting conditions, expense is recognized on a straight-line basis over the requisite service period, which is generally the vesting period of the award. The Company estimates the grant-date fair value of the stock option awards with service only vesting conditions using the Black-Scholes option-pricing model.
The Black-Scholes option-pricing model utilizes inputs and assumptions which involve inherent uncertainties and generally require significant judgment. As a result, if factors or expected outcomes change and significantly different assumptions or estimates are used, the Company’s stock-based compensation could be materially different. Significant inputs and assumptions include:
Fair value of Common Stock
– As there has been no public market for the Company’s common stock, the fair value of the shares of common stock underlying the stock-based awards on the grant-date has historically been determined by the Company’s Board of Directors with assistance of third-party valuation specialists. The Board of Directors exercises reasonable judgment and considers a number of objective and subjective factors to determine the best estimate of the fair market value, which include important developments in the Company’s operations, the prices at which the Company sold shares of its convertible preferred stock, the rights, preferences and privileges of the Company’s convertible preferred stock relative to those of the Company’s common stock, actual operating results, financial performance, external market conditions, equity market conditions of comparable public companies, and the lack of marketability of the Company’s common stock.
Expected Term
 – The Company’s expected term represents the period that the Company’s stock-based awards are expected to be outstanding and is determined using the simplified method (based on the mid-point
between the vesting date and the end of the contractual term).
Expected Volatility
 – Because the Company is privately held and does not have an active trading market for its common stock, the expected volatility was estimated based on the average volatility for publicly traded companies that the Company considers to be comparable, over a period equal to the expected term of the stock option grants.
Risk-Free Interest Rate
 – The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of option.
Expected Dividend
 – The Company has never paid dividends on its common stock and has no plans to pay dividends on its common stock. Therefore, the Company used an expected dividend yield of zero.
For restricted stock unit (“RSU”) awards with performance vesting conditions, the Company evaluates the probability of achieving the performance vesting condition at each reporting date. The Company begins to recognize expense for RSUs with performance vesting conditions using an accelerated attribution method when it is deemed probable that the performance condition will be met. The fair value of RSU awards is determined using the price of the Company’s common stock on the grant date, as determined by the Company’s board of directors.
For awards with both market and service vesting conditions, expense is recognized over the derived service period using an accelerated attribution method starting from when it is deemed probable that the performance condition will be met. The fair value of stock option awards with both market and performance conditions is estimated using multifactor Monte Carlo simulations. The Monte Carlo simulation model incorporates the probability of satisfying a market condition and utilizes inputs and assumptions which involve inherent uncertainties and generally require significant judgment, including the Company’s stock price, contractual terms, maturity and risk-free interest rates, as well as volatility.
The Company accounts for forfeitures as they occur.

Fulfillment Costs
Fulfillment Costs
Fulfillment costs represent those costs incurred in operating and staffing the Company’s fulfillment centers, including costs attributable to receiving, inspecting and warehousing inventories, picking, packaging, and preparing customer orders for shipment (“Fulfillment Labor”), shipping and handling expenses, packaging materials costs and payment processing and related transaction costs. These costs are included within selling, general and administrative expenses in the statements of operations. For the three months ended March 31, 2021 and 2022, the Company recorded fulfillment costs of $25.4 million and $24.4 million, respectively, which included $15.1 million and $14.3 million in shipping and handling expenses, respectively, and $6.3 million and $6.6 million in Fulfillment Labor, respectively. The Company’s gross profit may not be comparable to other retailers or distributors.

Virgin Group Acquisition Corp.ii [Member]
Financing Receivable, Impaired [Line Items]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for financial information and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP. In the opinion of management, the unaudited condensed financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. The interim results for the three months ended March 31, 2022 are not necessarily indicative of the results to be expected for the year ending December 31, 2022 or for any future interim periods. The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s should be read in conjunction with the Company’s audited financial statements and notes thereto included in the Form
10-K
filed by the Company with the SEC on February 24, 2022.

Basis of Presentation
The accompanying financial statement of the Company is presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). In the opinion of management, all adjustments (consisting of normal recurring adjustments) have been made that are necessary to present fairly the financial position, and the results of its operations and its cash flows.

Emerging Growth Company Status
Emerging Growth Company Status
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s unaudited condensed financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company Status
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of unaudited condensed financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed financial statements and the reported amounts of expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the unaudited condensed financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates
The preparation of financial statement and related disclosures in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statement, and income and expenses during the period reported. Actual results could materially differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of March 31, 2022 and December 31, 2021.

Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2021.

Investments Held in Trust Account
Investments Held in Trust Account
When the Company’s investments held in the Trust Account are comprised of money market funds, the investments are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in income from investments held in the Trust Account in the accompanying statements of operations. At March 31, 2022 and December 31, 2021, the assets held in the Trust Account were held in a mutual fund.

Investment in Trust Account
When the Company’s investments held in the Trust Account are comprised of money market funds, the investments are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in income from investments held in the Trust Account in the accompanying statement of operations. At December 31, 2021, the assets held in the Trust Account were held in a mutual fund.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the federal depository insurance coverage of $250,000. As of March 31, 2022 and December 31, 2021, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. As of December 31, 2021, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Ordinary Shares Subject to Possible Redemption
Ordinary Shares Subject to Possible Redemption
The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable Class A ordinary shares (including Class A ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, all of the Company’s 40,250,000
Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s condensed balance sheets.

Ordinary Shares Subject to Possible Redemption
The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable Class A ordinary shares (including Class A ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, all of the Company’s 40,250,000 Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s balance sheet.

Offering Costs associated with the Initial Public Offering
Offering Costs associated with the Initial Public Offering
The Company complies with the requirements of
ASC 340-10-S99-1
and SEC Staff Accounting Bulletin (“SAB”) Topic 5A—“Expenses of Offering”. Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Public Offering. The Company allocates the offering costs between ordinary shares and public and private warrants using the relative fair value method, the offering costs allocated to the public warrants will be expensed immediately and offering costs associated with equity components will be charged to temporary equity. Accordingly, the Company incurred offering costs in the aggregate of $22,733,025 of which $22,162,529 have been allocated to temporary equity and $570,496 was allocated to the public and private warrants and was expensed immediately.

Offering Costs associated with the Initial Public Offering
The Company complies with the requirements
of ASC 340-10-S99-1
and SEC Staff Accounting Bulletin (“SAB”) Topic 5A—“Expenses of Offering”. Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Public Offering. The Company allocates the offering costs between ordinary shares and public and private warrants using the relative fair value method, the offering costs allocated to the public warrants will be expensed immediately and offering costs associated with equity components will be charged to temporary equity. Accordingly, as of December 31, 2021, the Company incurred offering costs in the aggregate of $22,733,025 of which $22,162,529 have been allocated to temporary equity and $570,496 was allocated to the public and private warrants and was expensed immediately.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to
measure
fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Derivative Instruments
Derivative Instruments
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15.
The classification of derivative instruments, including whether such instruments should be recorded as asset, liabilities or as equity, is re-assessed
at the end of each reporting period.
Derivative assets and liabilities are classified on the balance sheet as current or non-current
based on whether or
not net-cash
settlement or conversion of the instrument is required within 12 months of the balance sheet date. The Company has determined that the Tranche 2 Shares, Penny Warrants, Additional Shares, and both the private and public warrants are a derivative instrument.

Derivative Instruments
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued share purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15.
The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed
at the end of each reporting period.
Derivative assets and liabilities are classified on the balance sheet as current or non-current
based on whether
or not net-cash
settlement or conversion of the instrument is required within 12 months of the balance sheet date. The Company has determined that both the private and public warrants are a derivative instrument.

Net Income (Loss) Per Ordinary Share
Net Loss Per Ordinary Share
The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares. Earnings and losses are shared pro rata between the two classes of shares. The 14,750,000 potential ordinary shares and 13,000,000 potential ordinary shares for outstanding warrants to purchase the Company’s shares were excluded from diluted earnings per share for the three months ended March 31, 2022 and March 31, 2021, respectively because the warrants are contingently exercisable, and the contingencies have not yet been met. As a result, diluted net loss per ordinary share is the same as basic net loss per ordinary share for the period. The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of ordinary share:

	For the three months ended March 31, 2022		For the period from January 13, 2021 (inception) through March 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of loss	$(18,841,758)	$(4,710,439)	$(193,448)	$(538,891)
Denominator:
Weighted-average shares outstanding including shares subject to redemption	40,250,000	10,062,500	3,141,026	8,750,000
Basic and diluted loss per ordinary share	$(0.47)	$(0.47)	$(0.06)	$(0.06)

Net Income Per Ordinary Share
The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares. Earnings and losses are shared pro rata between the two classes of shares. The 14,750,000 potential ordinary shares for outstanding warrants to purchase the Company’s shares were excluded from diluted earnings per share for the period from January 13, 2021 (inception) to December 31, 2021 because the warrants are contingently exercisable, and the contingencies have not yet been met. As a result, diluted net loss per ordinary share is the same as basic net loss per ordinary share for the period. The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of ordinary share:

	For the period from January 13, 2021 (inception) to December 31, 2021
	Class A	Class B
Basic and diluted net income per share:
Numerator:
Allocation of net income	$2,063,496	$634,873
Denominator:
Weighted-average shares outstanding including shares subject to redemption	32,705,669	10,062,500
Basic and diluted net income per share	$0.06	$0.06

Income Taxes
Income Taxes
ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2022 and December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company is considered an exempted Cayman Islands company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Income Taxes
ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company is considered an exempted Cayman Islands company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Recently Adopted Accounting Standards
Recently Adopted Accounting Standards
In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update
2020-06,
Debt — Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic
815-40)
(“ASU
2020-06”)
to simplify accounting for certain financial instruments. ASU
2020-06
eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU
2020-06
amends the diluted earnings per share guidance, including the requirement to use the if-converted
method for all convertible instruments. ASU
2020-06
is effective January 1, 2024 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on April 13, 2021. The Company is currently assessing the impact, if any, that ASU
2020-06
would have on its financial position, results of operations or cash flows.
Management does not believe that any other recently issued, but not effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s unaudited condensed financial statements.

Recently Adopted Accounting Standards
In August 2020, the FASB
issued ASU 2020-06,
Debt-Debt with Conversion and Other Options (Subtopic
 470-20)
and Derivatives and Hedging- Contracts in Entity’s Own Equity (Subtopic
 815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
 (“ASU 2020-06”)
which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for scope exception, and it simplifies the diluted earnings per share calculation in certain areas. The Company adopted
ASU 2020-06
on January 13, 2021. Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.
Management does not believe that any other recently issued, but not effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statement.